Description of Business, Organization and Basis of Presentation (Details) - USD ($)				3 Months Ended						9 Months Ended		12 Months Ended
		Jun. 25, 2024	Jun. 07, 2024	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Description of Business, Organization and Basis of Presentation [Line Items]
Working capital				$ 3,000,000						$ 3,000,000		$ 340,000
Cash				1,367,248						1,367,248		1,403,514	$ 358,894
Net income				(684,487)	$ (1,142,848)	$ (179,508)	$ 20,889	$ 746,556	$ 440,443	(2,006,843)	$ 1,207,888	1,895,222	1,378,571
Underwriting discounts			$ 7,900,000									7,900,000
Gross proceeds										9,154,500
Reveived of net proceeds		$ 1,200,000
Net proceeds from initial public offering		$ 1,200,000	$ 9,000,000
Warrants to purchase shares (in Shares)		129,375
Net cash provided by operating activities										(9,413,989)	$ 1,743,987	4,308,920	1,757,139
Contractual obligation				$ 8,200,000						8,200,000
Liquidity [Member]
Description of Business, Organization and Basis of Presentation [Line Items]
Net income										$ 2,000,000		$ 1,900,000	$ 1,400,000
Common Stock [Member]
Description of Business, Organization and Basis of Presentation [Line Items]
Price per share (in Dollars per share)			$ 4
Common Stock [Member]
Description of Business, Organization and Basis of Presentation [Line Items]
(in Shares)				200						200		200
Number of shares issued (in Shares)	[1]					2,587,500
Share issued price pr share (in Dollars per share)			$ 4
IPO [Member]
Description of Business, Organization and Basis of Presentation [Line Items]
Gross proceeds		$ 1,400,000	$ 9,000,000
Number of shares issued (in Shares)			2,250,000
Additional shares were sold (in Shares)			337,500
IPO [Member] | Fly E-Bike, Inc [Member]
Description of Business, Organization and Basis of Presentation [Line Items]
Gross proceeds		$ 1,400,000
Number of shares issued (in Shares)			2,250,000
Share issued price pr share (in Dollars per share)			$ 4
Additional purchase shares of common stock (in Shares)		337,500	337,500
Net proceeds from initial public offering		$ 9,200,000
IPO [Member] | Common Stock [Member]
Description of Business, Organization and Basis of Presentation [Line Items]
Number of shares issued (in Shares)			2,250,000
Share issued price pr share (in Dollars per share)			$ 4
Underwriters [Member]
Description of Business, Organization and Basis of Presentation [Line Items]
Additional shares were sold (in Shares)		337,500
Forecast [Member]
Description of Business, Organization and Basis of Presentation [Line Items]
Additional shares (in Shares)			337,500
Gross proceeds		$ 1,400,000	$ 9,000,000
Net proceeds from initial public offering		$ 9,200,000
Forecast [Member] | Common Stock [Member]
Description of Business, Organization and Basis of Presentation [Line Items]
Additional shares (in Shares)		337,500
Additional shares were sold (in Shares)			2,250,000
Forecast [Member] | IPO [Member]
Description of Business, Organization and Basis of Presentation [Line Items]
(in Shares)			2,250,000
Gross proceeds		$ 1,400,000

[1]	Shares and per share data are presented on a retroactive basis to reflect the stock split completed on April 2, 2024.